Contract Liabilities (Non-Current and Current) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contract liabilities [line items]
Contract revenue	€ 12,973	€ 10,647
Natuzzi trademarks [member]
Disclosure of contract liabilities [line items]
Contract revenue	€ 7,491
Average length of contracts with distributors	20 years
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Average length of contracts with distributors	P5Y
Service type warranties [member]
Disclosure of contract liabilities [line items]
Average length of contracts with distributors	P5Y